SHORT-TERM DEBT AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2020
SHORT-TERM DEBT AND LONG-TERM DEBT
Schedule of loans and financing

	Annual charges (*)	2020	2019
Working capital	3.44%	1,178,557	107,312
Financing of property, plant and equipment and others	3.27%	333,797	843,099
Ten/Thirty Year Bonds	5.41%	13,100,580	12,188,412
Total Loans and Financing		14,612,934	13,138,823
Current		1,424,043	1,544,211
Non-current		13,188,891	11,594,612

Principal amount of loans and Financing		14,413,188	12,958,565
Interest accrued of loans and Financing		199,746	180,258
Total		14,612,934	13,138,823

(*)Weighted average effective interest costs on December 31, 2020, which represents total of 5.34%.

Schedule of loans and financing by currency

	2020	2019
Brazilian Real (BRL)	1,245,988	111,492
U.S. Dollar (USD)	13,366,946	12,960,521
Other currencies	-	66,810
	14,612,934	13,138,823

Schedule of amortization of long term loans and financing

	2020	2019
2021	-	1,221,361
2022	5,210	105,137
2023	2,108,324	1,243,774
2024	1,813,225	1,531,163
2025	682,422	1,642,664
2026 on	8,579,710	5,850,513
	13,188,891	11,594,612